Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Gross Carrying Amount and Accumulated Amortization of Other Intangible Asses
The following table presents the gross carrying amount and accumulated amortization of other intangible assets at September 30, 2014:

(In thousands, except weighted average amortization period)	Gross carrying amount	Weighted average amortization period	Accumulated amortization	Currency translation adjustment	Net book value
Power purchase agreements	$271,720	17 years	$(3,558)	$(1,553)	$266,609
Development rights	22,600	Indefinite	—	—	22,600
	$294,320		$(3,558)	$(1,553)	$289,209
The following table presents the gross carrying amount and accumulated amortization of other intangible assets at December 31, 2013:

(In thousands, except weighted average amortization period)	Gross carrying amount	Weighted average amortization period	Accumulated amortization	Currency translation adjustment	Net book value
Development rights	$22,600	Indefinite	—	—	$22,600